Document	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	NELNET, INC
Entity Central Index Key	0001258602
Entity Incorporation, State or Country Code	NE
Entity File Number	001-31924
Entity Tax Identification Number	84-0748903
Entity Address, Address Line One	121 South 13th Street, Suite 100
Entity Address, City or Town	Lincoln,
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68508
City Area Code	402
Local Phone Number	458-2370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01 per Share
Trading Symbol	NNI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false